LONG-TERM LOANS (Tables)	12 Months Ended
Dec. 31, 2021
Swiss Bank Loan [Member]
Debt Instrument [Line Items]
Schedule of long-term loan maturities
Year ended December 31,

2022 (current maturity)	412

Long-term portion:

2023	412
2024	412
2025	412
2026	412
Thereafter	13,592

Total	15,240

Credit Suisse Loan [Member]
Debt Instrument [Line Items]
Schedule of long-term loan maturities
Year ended December 31,

2022 (current maturity)	2,191

Long-term portion:

2023	2,191
2024	2,191
2025	2,191
2026	2,191
Thereafter	76,946

Total	85,710